SEC Cover Letter	Rachael M. Zufall Managing Director, Associate General Counsel 8625 Andrew Carnegie Blvd Charlotte, NC 28262 T 704 988 4446 rachael.zufall@nuveen.com

December 20, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	College Retirement Equities Fund Post-Effective Amendment No. 57 to Registration Statement on Form N-3 (File Nos. 33-00480 and 811-04415)

Ladies and Gentlemen:

On behalf of the College Retirement Equities Fund (“CREF”), we are attaching for filing Post-Effective Amendment No. 57 to the above-captioned registration statement on Form N-3 (“Amendment No. 57”), including exhibits. The filing has been marked to show changes from Post-Effective Amendment No. 56 which was filed on April 23, 2021.

The main purpose of Amendment No. 57 is to make the initial 485(a) filing for a review of the changes made in response to amended Form N-3 and to register a new class of the CREF Accounts, Class R4. Our plan is to make a definitive Rule 485(b) filing to effect CREF’s annual registration statement update and to implement the changes reflected in Amendment No. 57, effective as of April 29, 2022. Accordingly, we anticipate filing one or more delaying amendments to delay the effectiveness of Amendment No. 57 until it is superseded by the Rule 485(b) filing on or about April 29, 2022.

Please call me at 704.988.4446 should you have any questions regarding this filing.

Best regards,

/s/ Rachael M. Zufall
Rachael M. Zufall